TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade Payables And Other Current Liabilities
Accrued salaries	€ 596	€ 1,372
Current tax liabilities	4,810	5,478
Others	217	6
Total	€ 5,623	€ 6,856